Guarantor and Non-Guarantor Condensed Consolidating Financial Statements (Details 4) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	$ 1,466,000,000	$ 1,183,000,000	$ 2,748,412,000	$ 2,258,521,000	$ 2,237,927,000
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	175,400,000	130,100,000	(261,605,000)	(101,766,000)	160,516,000
Revenue earning equipment expenditures	(6,825,500,000)	(5,711,000,000)	(9,613,239,000)	(9,454,311,000)	(8,440,872,000)
Proceeds from disposal of revenue earning equipment	3,742,800,000	3,608,300,000	7,125,096,000	7,850,442,000	7,518,446,000
Property and equipment expenditures	(168,100,000)	(137,200,000)	(312,786,000)	(281,695,000)	(179,209,000)
Proceeds from disposal of property and equipment	42,500,000	56,400,000	137,694,000	53,814,000	38,905,000
Capital contributions to subsidiaries	0	0	0	0	0
Return of capital from subsidiaries	0	0	0	0	0
Loan to Parent From Non-Guarantor	0	0	0	0	(6,173,000)
Acquisitions, net of cash acquired	(229,200,000)	(161,800,000)	(1,905,168,000)	(227,081,000)	(47,571,000)
Proceeds from disposal of business	0		84,497,000	0	0
Other investing activities	(2,000,000)	(600,000)	(1,779,000)	586,000	2,726,000
Net cash used in investing activities	(3,264,100,000)	(2,215,800,000)	(4,747,290,000)	(2,192,902,000)	(943,568,000)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,204,400,000	270,500,000	2,237,280,000	3,062,479,000	2,635,713,000
Payment of long-term debt	(320,700,000)	(643,100,000)	(952,144,000)	(3,649,300,000)	(2,954,233,000)
Short-term borrowings:
Proceeds	332,000,000	246,700,000	438,387,000	460,890,000	490,490,000
Payments	(435,900,000)	(656,200,000)	(1,280,143,000)	(1,194,056,000)	(970,949,000)
Proceeds under the revolving lines of credit	3,680,100,000	3,535,500,000
Payments under the revolving lines of credit	(2,217,900,000)	(1,991,700,000)
Capital contributions received from parent	0	0	0	0	0
Loan to Parent From Non-Guarantor	0	0	0
Payment of dividends and return of capital	(479,700,000)	(12,500,000)	(25,000,000)	(22,950,000)	(23,000,000)
Proceeds from employee stock purchase plan	2,400,000	2,000,000	4,275,000	3,577,000	3,208,000
Loan from Hertz Global Holdings, Inc.	12,000,000	(13,900,000)	(13,220,000)	(984,000)	(6,173,000)
Purchase of noncontrolling interest	0	(38,000,000)	(38,000,000)	0	0
Payment of financing costs	(20,600,000)	(6,900,000)	(49,433,000)	(91,482,000)	(78,151,000)
Net cash provided by (used in) financing activities	1,756,100,000	692,400,000	1,595,166,000	(1,512,255,000)	104,517,000
Effect of foreign exchange rate changes on cash and cash equivalents	(8,200,000)	(4,800,000)	5,739,000	3,838,000	(10,337,000)
Net decrease in cash and cash equivalents during the period	(50,200,000)	(345,200,000)	(397,973,000)	(1,442,798,000)	1,388,539,000
Cash and cash equivalents at beginning of period	533,235,000	931,208,000	931,208,000	2,374,006,000	985,467,000	586,000,000
Cash and cash equivalents at end of period	483,000,000	586,000,000	533,235,000	931,208,000	2,374,006,000	586,000,000
Parent (The Hertz Corporation)
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	(365,700,000)	(219,000,000)	1,677,648,000	1,000,597,000	337,055,000
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(1,000,000)	12,600,000	11,981,000	(28,570,000)	19,932,000
Revenue earning equipment expenditures	(87,900,000)	(73,800,000)	(88,120,000)	(142,134,000)	(188,057,000)
Proceeds from disposal of revenue earning equipment	47,700,000	54,400,000	79,390,000	163,330,000	169,451,000
Property and equipment expenditures	(99,100,000)	(80,200,000)	(173,053,000)	(189,562,000)	(92,415,000)
Proceeds from disposal of property and equipment	24,600,000	44,300,000	67,370,000	23,952,000	4,311,000
Capital contributions to subsidiaries	(485,700,000)	(2,215,900,000)	(4,267,118,000)	(3,549,088,000)	(1,544,332,000)
Return of capital from subsidiaries	651,000,000	2,220,600,000	1,829,256,000	2,590,025,000	1,877,095,000
Loan to Parent From Non-Guarantor	0	0	0	490,273,000	(6,173,000)
Acquisitions, net of cash acquired	0	0	(1,708,520,000)	(214,384,000)	(35,000)
Proceeds from disposal of business	0		0
Other investing activities	0	0	0	0	0
Net cash used in investing activities	49,600,000	(38,000,000)	(4,248,814,000)	(1,379,322,000)	249,133,000
Cash flows from financing activities:
Proceeds from issuance of long-term debt	250,000,000	260,000,000	2,210,000,000	2,455,309,000	1,209,866,000
Payment of long-term debt	(22,800,000)	(637,300,000)	(650,407,000)	(3,596,295,000)	(73,342,000)
Short-term borrowings:
Proceeds	0	0	0	0	0
Payments	0	(26,800,000)	(26,775,000)	(29,224,000)	(2,615,000)
Proceeds under the revolving lines of credit	1,360,000,000	1,360,000,000
Payments under the revolving lines of credit	(735,000,000)	(950,000,000)
Capital contributions received from parent	0	0	0	0	0
Loan to Parent From Non-Guarantor	0	18,300,000	385,108,000	490,273,000	0
Payment of dividends and return of capital	(479,700,000)	(12,500,000)	(25,000,000)	(22,950,000)	(23,000,000)
Proceeds from employee stock purchase plan	2,400,000	2,000,000	4,275,000	3,577,000	3,208,000
Loan from Hertz Global Holdings, Inc.	12,000,000	(13,900,000)	(13,220,000)	(984,000)	(6,173,000)
Purchase of noncontrolling interest		(38,000,000)	(38,000,000)	0	0
Payment of financing costs	(7,900,000)	(4,200,000)	(35,215,000)	(81,229,000)	(29,111,000)
Net cash provided by (used in) financing activities	379,000,000	(42,400,000)	2,030,766,000	(810,651,000)	1,059,668,000
Effect of foreign exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net decrease in cash and cash equivalents during the period	62,900,000	(299,400,000)	(540,400,000)	(1,189,376,000)	1,645,856,000
Cash and cash equivalents at beginning of period	24,602,000	565,002,000	565,002,000	1,754,378,000	108,522,000	265,600,000
Cash and cash equivalents at end of period	87,500,000		24,602,000	565,002,000	1,754,378,000	265,600,000
Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	425,100,000	334,200,000	690,292,000	773,170,000	88,941,000
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	200,000	18,200,000	13,596,000	(2,662,000)	(17,514,000)
Revenue earning equipment expenditures	(347,700,000)	(334,100,000)	(763,610,000)	(670,056,000)	(96,452,000)
Proceeds from disposal of revenue earning equipment	16,900,000	162,600,000	276,342,000	170,522,000	75,139,000
Property and equipment expenditures	(18,000,000)	(24,200,000)	(32,022,000)	(29,696,000)	(14,137,000)
Proceeds from disposal of property and equipment	5,500,000	4,200,000	11,839,000	9,263,000	10,416,000
Capital contributions to subsidiaries	0	0	0	0	0
Return of capital from subsidiaries	0	0	0	0	0
Loan to Parent From Non-Guarantor	0	0	0	0	0
Acquisitions, net of cash acquired	(2,800,000)	(161,800,000)	(196,648,000)	(2,100,000)	(43,789,000)
Proceeds from disposal of business	0		0
Other investing activities	0	0	0	(13,602,000)	0
Net cash used in investing activities	(345,900,000)	(335,100,000)	(690,503,000)	(538,331,000)	(86,243,000)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	0	0	0	0	0
Payment of long-term debt	0	0	(18,000)	(17,000)	(68,000)
Short-term borrowings:
Proceeds	0	0	0	0	0
Payments	0	0	0	0	0
Proceeds under the revolving lines of credit	1,600,000	1,900,000
Payments under the revolving lines of credit	(5,000,000)	(2,900,000)
Capital contributions received from parent	0	0	0	0	0
Loan to Parent From Non-Guarantor	(57,000,000)	0	0
Payment of dividends and return of capital	0	0	0	0	0
Proceeds from employee stock purchase plan	0	0	0	0	0
Loan from Hertz Global Holdings, Inc.	0	0	0	0
Purchase of noncontrolling interest		0	0
Payment of financing costs	(800,000)	(1,500,000)	(3,316,000)	(2,817,000)	0
Net cash provided by (used in) financing activities	(61,200,000)	(2,500,000)	(4,596,000)	(232,612,000)	(3,583,000)
Effect of foreign exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net decrease in cash and cash equivalents during the period	18,000,000	(3,400,000)	(4,807,000)	2,227,000	(885,000)
Cash and cash equivalents at beginning of period	2,578,000	7,385,000	7,385,000	5,158,000	6,043,000	4,000,000
Cash and cash equivalents at end of period	24,500,000		2,578,000	7,385,000	5,158,000	4,000,000
Non-Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	1,811,900,000	1,409,300,000	1,155,789,000	1,038,124,000	2,193,486,000
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	176,200,000	99,300,000	(287,182,000)	(70,534,000)	158,098,000
Revenue earning equipment expenditures	(6,389,900,000)	(5,303,100,000)	(8,761,509,000)	(8,642,121,000)	(8,156,363,000)
Proceeds from disposal of revenue earning equipment	3,678,200,000	3,391,300,000	6,769,364,000	7,516,590,000	7,273,856,000
Property and equipment expenditures	(51,000,000)	(32,800,000)	(107,711,000)	(62,437,000)	(72,657,000)
Proceeds from disposal of property and equipment	12,400,000	7,900,000	58,485,000	20,599,000	24,178,000
Capital contributions to subsidiaries	0	0	0	0	0
Return of capital from subsidiaries	0	0	0	0	0
Loan to Parent From Non-Guarantor	57,000,000	(18,300,000)	(385,108,000)	0	0
Acquisitions, net of cash acquired	(226,400,000)	0	0	(10,597,000)	(3,747,000)
Proceeds from disposal of business	0		84,497,000
Other investing activities	(2,000,000)	(600,000)	(1,779,000)	14,188,000	2,726,000
Net cash used in investing activities	(2,745,500,000)	(1,856,300,000)	(2,630,943,000)	(1,724,585,000)	(773,695,000)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	954,400,000	10,500,000	27,280,000	607,170,000	1,425,847,000
Payment of long-term debt	(297,900,000)	(5,800,000)	(301,719,000)	(52,988,000)	(2,880,823,000)
Short-term borrowings:
Proceeds	332,000,000	246,700,000	438,387,000	460,890,000	490,490,000
Payments	(435,900,000)	(629,400,000)	(1,253,368,000)	(1,164,832,000)	(968,334,000)
Proceeds under the revolving lines of credit	2,318,500,000	2,173,600,000
Payments under the revolving lines of credit	(1,477,900,000)	(1,038,800,000)
Capital contributions received from parent	485,700,000	2,215,900,000	4,267,118,000	3,549,088,000	1,544,332,000
Loan to Parent From Non-Guarantor	0	0	0	(490,273,000)
Payment of dividends and return of capital	(1,056,300,000)	(2,562,100,000)	(2,604,573,000)	(3,143,395,000)	(2,258,650,000)
Proceeds from employee stock purchase plan	0	0	0	0	0
Loan from Hertz Global Holdings, Inc.	0	0	0	0
Purchase of noncontrolling interest		0	0
Payment of financing costs	(11,900,000)	(1,200,000)	(10,902,000)	(7,436,000)	(49,040,000)
Net cash provided by (used in) financing activities	810,700,000	409,400,000	1,616,649,000	426,974,000	(1,665,886,000)
Effect of foreign exchange rate changes on cash and cash equivalents	(8,200,000)	(4,800,000)	5,739,000	3,838,000	(10,337,000)
Net decrease in cash and cash equivalents during the period	(131,100,000)	(42,400,000)	147,234,000	(255,649,000)	(256,432,000)
Cash and cash equivalents at beginning of period	506,055,000	358,821,000	358,821,000	614,470,000	870,902,000	316,400,000
Cash and cash equivalents at end of period	371,000,000		506,055,000	358,821,000	614,470,000	316,400,000
Eliminations
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	(405,300,000)	(341,500,000)	(775,317,000)	(553,370,000)	(381,555,000)
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	0	0	0	0	0
Revenue earning equipment expenditures	0	0	0	0	0
Proceeds from disposal of revenue earning equipment	0	0	0	0	0
Property and equipment expenditures	0	0	0	0	0
Proceeds from disposal of property and equipment		0	0	0	0
Capital contributions to subsidiaries	485,700,000	2,215,900,000	4,267,118,000	3,549,088,000	1,544,332,000
Return of capital from subsidiaries	(651,000,000)	(2,220,600,000)	(1,829,256,000)	(2,590,025,000)	(1,877,095,000)
Loan to Parent From Non-Guarantor	(57,000,000)	18,300,000	385,108,000	(490,273,000)	0
Acquisitions, net of cash acquired	0	0	0	0	0
Proceeds from disposal of business	0		0
Other investing activities	0	0	0	0	0
Net cash used in investing activities	(222,300,000)	13,600,000	2,822,970,000	1,449,336,000	(332,763,000)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	0	0	0	0	0
Payment of long-term debt	0	0	0	0	0
Short-term borrowings:
Proceeds	0	0	0	0	0
Payments	0	0	0	0	0
Proceeds under the revolving lines of credit	0	0
Payments under the revolving lines of credit	0	0
Capital contributions received from parent	(485,700,000)	(2,215,900,000)	(4,267,118,000)	(3,549,088,000)	(1,544,332,000)
Loan to Parent From Non-Guarantor	57,000,000	(18,300,000)	(385,108,000)	490,273,000
Payment of dividends and return of capital	1,056,300,000	2,562,100,000	2,604,573,000	3,143,395,000	2,258,650,000
Proceeds from employee stock purchase plan	0	0	0	0	0
Loan from Hertz Global Holdings, Inc.	0	0	0	0
Purchase of noncontrolling interest		0	0
Payment of financing costs	0	0	0	0	0
Net cash provided by (used in) financing activities	627,600,000	327,900,000	(2,047,653,000)	(895,966,000)	714,318,000
Effect of foreign exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net decrease in cash and cash equivalents during the period	0	0	0	0	0
Cash and cash equivalents at beginning of period	0	0	0	0	0	0
Cash and cash equivalents at end of period	$ 0		$ 0	$ 0	$ 0	$ 0